FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Embedded derivative, fair value of embedded derivative, net	$ 1,200	$ 872